Note 17 - Trade and Other Receivables - Analysis of Trade Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade and other receivables	$ 5,929	$ 5,335	$ 5,250
Less: credit note provision	(30)	(2)	(2)
Total	$ 5,899	$ 5,333	$ 5,248